Related-party Transactions (Details 6) - TWD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Other payables due to related parties (including equipment payable)		$ 28,175	$ 24,438
Associates [member]
Disclosure of transactions between related parties [line items]
Other payables due to related parties (including equipment payable)		18,148	9,009
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Other payables due to related parties (including equipment payable)		0	292
Others [member]
Disclosure of transactions between related parties [line items]
Other payables due to related parties (including equipment payable)	[1]	$ 10,027	$ 15,137

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.